Securities Act Registration No. 333 -20635

Investment Company Act Registration No. 811 -08037

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.  56

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.    57

☒

ADVISORONE FUNDS

4020 South 147th Street

Omaha, NE 68137

(402) 493-3313

 Brian Nielsen, Secretary

Copies to:

Emile R. Molineaux	JoAnn Strasser,Esq.
General Counsel	Thompson Hine LLP
Gemini Fund Services, LLC	312 Walnut Street, 14th floor
450 Wireless Blvd.	Cincinnati, Ohio 45202
Hauppauge, New York 11788-0132

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]	on _______________ pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a) (i)
[ ]	on [date] pursuant to Rule 485, paragraph (a) (i)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a) (ii)
[ ]	pursuant to Rule 485, paragraph (a) (ii)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Milestone Treasury Obligations fund, a series of  AdvisorOne Funds

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statemnt under Rule 485(a) and has duly caused this Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, State of Nebraska, on the 12th day of January 2012.

                                                             ADVISORONE FUNDS

(Registrant)

By: /s/ W. Patrick Clarke

                                                             W. Patrick Clarke,   President*

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

By:

W. Patrick Clarke

President, Principal Executive Officer

                  January 12, 2012

*

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Michael Miola

Trustee & Chairman

                  January 12, 2012

*

--------------------------

 Gary Lanzen

Trustee

                   January 12, 2012

*

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Anthony J. Hertl

Trustee

                    January 12, 2012

*

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Andrew Rogers

Treasurer, Principal Financial Officer

                    January 12, 2012

By /s/ Brian Nielsen

Brian Nielsen

*Attorney-in-Fact

                    January 12, 2012

* Pursuant to Powers of Attorney dated June 25, 2009 previously filed in Post-Effective Amendment No. 45 on July 1, 2009, is incorporated herein by reference.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase